North Square Muti Strategy Fund
Class A: ORILX
Class I: PORYX

Supplement dated March 1, 2022 to the Summary Prospectus and Prospectus, dated September 30, 2021

This supplement serves as notification of the following changes:

Effective immediately, David Appleby and Clayton Wilkin have joined Brad Thompson as portfolio managers of the North Square Multi Strategy Fund. Accordingly, the sections entitled “Portfolio Managers” of the Summary Prospectus and “Summary Section – North Square Multi Strategy Fund – Portfolio Managers” of the Prospectus are revised as follows:

The Sub-Adviser’s portfolio management team is comprised of Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Brad A. Thompson has been a portfolio manager of the Fund since September 30, 2021. Clayton Wilkin and David Appleby have been portfolio managers of the Fund since March 1, 2022.

Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Portfolio Managers of NSI Retail” of the Prospectus is revised as follows:

The North Square Multi Strategy Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund.

David Appleby. Prior to joining NSI Retail in 2022, Mr. Appleby held senior risk management positions most recently at North Square Investments and Oak Ridge Investments, where he began his career in the investment industry in 2006. Mr. Appleby is a graduate of the University of Georgia with a bachelor’s degree in Economics. He received a Master’s Degree in Finance from the Illinois Institute of Technology and also holds the FRM® (Financial Risk Management) Certification.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this Supplement for future reference.

North Square Multi Strategy Fund
Class A: ORILX
Class I: PORYX

Supplement dated March 1, 2022 to the
Statement of Additional Information (“SAI”), dated September 30, 2021

This supplement serves as notification of the following changes:
David Appleby and Clayton Wilkin are added as Portfolio Managers to the North Square Multi Strategy Fund effective immediately.
Accordingly, the section entitled “Management of the Funds - Portfolio Managers – Portfolio Managers of NSI Retail” of the SAI is supplemented as follows:
The North Square Tactical Growth Fund is managed by a portfolio management team consisting of Paul M. Frank (Lead Portfolio Manager), Brad A. Thompson, CFA, and Clayton Wilkin, CFA. The North Square Multi Strategy Fund is managed by Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby. The North Square Tactical Defensive Fund and North Square Trilogy Alternative Return Fund are each managed by a portfolio management team consisting of Brad A. Thompson, CFA, and Clayton Wilkin, CFA.
Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Other Accounts Managed by the Portfolio Managers” of the SAI is supplemented as follows:
Other Accounts Managed by the Portfolio Managers. Information on these other accounts is as of January 31, 2022.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Appleby	0	$0	0	$0	0	$0
Clayton Wilkin	34	$937	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Appleby	0	$0	0	$0	0	$0
Clayton Wilkin	0	$0	0	$0	0	$0
As of January 31, 2022, Mr. Appleby owned between $100,001-$500,000 shares in the North Square Multi Strategy Fund. As of January 31, 2022, Mr. Wilkin did not own shares in the North Square Multi Strategy Fund.
Please contact the Fund at 1-855-551-5521 if you have any questions.
Please retain this Supplement for future reference.

North Square Spectrum Alpha Fund
Class A: ORIGX
Class I: ORIYX

Supplement dated March 1, 2022 to the Summary Prospectus and Prospectus, dated January 11, 2022

This supplement serves as notification of the following changes:

Effective immediately, David Appleby and Clayton Wilkin have joined Brad Thompson as portfolio managers of the North Square Spectrum Alpha Fund. Accordingly, the sections entitled “Portfolio Managers” of the Summary Prospectus and “Summary Section – North Square Spectrum Alpha Fund – Portfolio Managers” of the Prospectus are revised as follows:

The Sub-Adviser’s portfolio management team is comprised of Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Brad A. Thompson has been a portfolio manager of the Fund since January 11, 2022. Clayton Wilkin and David Appleby have been portfolio managers of the Fund since March 1, 2022.

Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Portfolio Managers of NSI Retail” of the Prospectus is revised as follows:

The Portfolio of the North Square Spectrum Alpha Fund is managed by Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund.

Clayton Wilkin, CFA. Prior to joining NSI Retail in 2021, Mr. Wilkin was a Portfolio Manager for Stadion Money Management, LLC and had served as a Portfolio Management Analyst, among other duties, since 2013. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation.

David Appleby. Prior to joining NSI Retail in 2022, Mr. Appleby held senior risk management positions most recently at North Square Investments and Oak Ridge Investments, where he began his career in the investment industry in 2006. Mr. Appleby is a graduate of the University of Georgia with a bachelor’s degree in Economics. He received a Master’s Degree in Finance from the Illinois Institute of Technology and also holds the FRM® (Financial Risk Management) Certification.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this Supplement for future reference.

North Square Spectrum Alpha Fund
Class A: ORIGX
Class I: ORIYX

Supplement dated March 1 2022 to the
Statement of Additional Information (“SAI”), dated January 11, 2022

This supplement serves as notification of the following changes:

David Appleby and Clayton Wilkin are added as a Portfolio Managers to the North Square Spectrum Alpha Fund effective immediately.

Accordingly, the section entitled “Management of the Funds – Portfolio Managers – of NSI Retail” of the SAI is supplemented as follows:

The North Square Spectrum Alpha Fund is managed by Brad A. Thompson, CFA, Clayton Wilkin, CFA, and David Appleby.

Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Other Accounts Managed by the Portfolio Managers” of the SAI is supplemented as follows:

Other Accounts Managed by the Portfolio Managers. Information on these other accounts is as of January 31, 2022.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Appleby	0	$0	0	$0	0	$0
Clayton Wilkin	34	$937	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Appleby	0	$0	0	$0	0	$0
Clayton Wilkin	0	$0	0	$0	0	$0
As of January 31, 2022, Mr. Appleby owned between $10,001-$50,000 shares in North Square Spectrum Alpha Fund. As of Jaunary 31, 2022, Mr. Wilkin did not own shares in the North Square Spectrum Alpha Fund.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this Supplement for future reference.